Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Summary Of Changes In Goodwill

	Regulated Segment	Other	Consolidated

Balance at December 31, 2011	$22,823	$4,121	$26,944
Goodwill acquired during year	1,679	-	1,679
Reclassifications to utility plant
acquisition adjustment	(496)	-	(496)
Other	25	-	25
Balance at December 31, 2012	24,031	4,121	28,152
Goodwill acquired during year	552	-	552
Reclassifications to utility plant
acquisition adjustment	(481)	-	(481)
Other	-	-	-
Balance at December 31, 2013	$24,102	$4,121	$28,223